UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22020

Morgan Stanley FX Series Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley FX Alpha Strategy Portfolio

Portfolio of Investments  July 31, 2008 (unaudited)

NUMBER OF
CONTRACTS		VALUE
	Call Options Purchased (0.0%)
5	Mexican Peso $ Futures August/2008 @10.05	$6,491
2	Turkish Lira $ Futures August/2008 @1.20	5,610
	Total Call Options Purchased (Cost $25,600)	12,101

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (98.6%)
	Investment Company
57,623	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $57,623,435)		57,623,435

	Total Investments (Cost $57,649,035) (b)	98.6%	57,635,536
	Total Written/Purchase Option Outstanding (Premiums $8,752)	(0.1)	(48,097)
	Other Assets in Excess of Liabilities	1.5	875,650

	Net Assets	100.0%	$58,463,089

(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at July 31, 2008:

NUMBER OF		EXERCISE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE
4	Put options on
	Mexican Peso $ Futures	$9.95	August 2008	$6,309	$13,711

1	Put options on
	Mexican Peso $ Futures	9.95	August 2008	1,545	1,372

2	Put options on
	Turkish Lira $ Futures	1.18	August 2008	898	33,014

		Total Value			$48,097

Forward Foreign Currency Contracts Open at July 31, 2008:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

	$194	TRY	231	08/12/2008	$4
	$248	JPY	26,848	08/12/2008	1
	$415	MXN	4,172	08/12/2008	0
	$13,651	HUF	2,008,814	08/12/2008	(285)
	$16,410	ILS	56,628	08/12/2008	(269)
	$56,890	SEK	343,709	08/12/2008	(157)
	$58,512	CHF	60,854	08/12/2008	(406)
	$63,950	EUR	40,846	08/12/2008	(278)
	$193,560	NZD	260,926	08/12/2008	(2,440)
	$774,563	ZAR	5,751,205	08/12/2008	6,874
	$963,380	GBP	486,094	08/12/2008	(737)
	$2,257,964	TRY	2,721,298	08/12/2008	72,618
	$2,926,533	JPY	315,930,903	08/12/2008	3,872
	$4,881,444	MXN	49,141,493	08/12/2008	4,990
AUD	348,814		$331,324	08/12/2008	3,421
CAD	138		$135	08/12/2008	0
CAD	1,626,180		$1,586,920	08/12/2008	(941)
CZK	51,955		$3,435	08/12/2008	54
NOK	726,917		$140,760	08/12/2008	(954)
PLN	1,376,258		$671,526	08/12/2008	5,570
SKK	232,081		$11,965	08/12/2008	54
	$176	BRL	284	08/19/2008	5
	$207	COP	368,645	08/19/2008	(2)
	$222	BRL	350	08/19/2008	0
	$229	COP	402,199	08/19/2008	(6)
	$241	BRL	381	08/19/2008	1
	$301	RUB	7,029	08/19/2008	(1)
	$308	BRL	499	08/19/2008	9
	$313	RUB	7,342	08/19/2008	1
	$321	BRL	522	08/19/2008	10
	$599	IDR	5,486,176	08/19/2008	2
	$617	KRW	618,351	08/19/2008	(7)
	$664	KRW	678,116	08/19/2008	5
	$700	IDR	6,404,601	08/19/2008	2
	$1,014	KRW	1,053,528	08/19/2008	26
	$1,133	KRW	1,134,678	08/19/2008	(12)
	$1,233	KRW	1,245,144	08/19/2008	(4)
	$2,695	KRW	2,716,778	08/19/2008	(13)
	$2,854	KRW	2,964,033	08/19/2008	72

	$3,295	RUB	76,635	08/19/2008	(28)
	$4,103	KRW	4,151,862	08/19/2008	(3)
	$4,817	BRL	7,822	08/19/2008	152
	$5,165	IDR	47,531,539	08/19/2008	43
	$5,523	IDR	51,030,797	08/19/2008	69
	$5,861	RUB	136,485	08/19/2008	(41)
	$6,059	RUB	140,716	08/19/2008	(59)
	$6,465	IDR	59,495,118	08/19/2008	55
	$9,486	IDR	87,220,703	08/19/2008	72
	$9,555	RUB	225,209	08/19/2008	48
	$10,671	RUB	250,451	08/19/2008	8
	$11,262	COP	20,327,872	08/19/2008	22
	$11,933	IDR	109,243,896	08/19/2008	38
	$12,922	RUB	302,572	08/19/2008	(21)
	$14,125	RUB	330,109	08/19/2008	(50)
	$15,770	KRW	16,514,213	08/19/2008	535
	$18,514	BRL	29,437	08/19/2008	183
	$25,838	IDR	236,157,715	08/19/2008	40
	$28,189	IDR	257,650,573	08/19/2008	43
	$39,195	COP	70,393,873	08/19/2008	(120)
	$42,543	BRL	69,204	08/19/2008	1,412
	$52,198	COP	93,330,761	08/19/2008	(392)
	$82,480	RUB	1,938,074	08/19/2008	159
	$86,403	IDR	799,915,506	08/19/2008	1,250
	$98,296	BRL	155,308	08/19/2008	346
	$132,236	KRW	133,466,134	08/19/2008	(460)
	$149,966	RUB	3,530,188	08/19/2008	561
	$237,728	IDR	2,171,647,854	08/19/2008	235
	$770,465	KRW	811,800,595	08/19/2008	31,060
	$1,082,595	IDR	9,927,394,440	08/19/2008	5,223
	$2,196,875	IDR	20,211,250,729	08/19/2008	17,822
	$3,385,977	RUB	79,506,137	08/19/2008	4,142
	$4,463,132	IDR	41,484,811,522	08/19/2008	82,668
CLP	187,324		$372	08/19/2008	1
CLP	188,047		$377	08/19/2008	5
CLP	299,852		$590	08/19/2008	(4)
CLP	343,741		$686	08/19/2008	6
CLP	345,289		$700	08/19/2008	17
CLP	820,490		$1,664	08/19/2008	40
CLP	895,163		$1,814	08/19/2008	42
CLP	4,700,231		$9,252	08/19/2008	(51)
CLP	8,452,131		$17,249	08/19/2008	520
CLP	8,759,377		$16,549	08/19/2008	(788)
CLP	191,154,128		$357,900	08/19/2008	(20,442)
PHP	12,897		$290	08/19/2008	(2)
PHP	23,681		$519	08/19/2008	(17)
PHP	32,701		$742	08/19/2008	3
PHP	35,677		$810	08/19/2008	3
PHP	10,032,824		$219,970	08/19/2008	(6,985)
PHP	19,416,208		$436,810	08/19/2008	(2,408)
SGD	812		$597	08/19/2008	2
SGD	959		$700	08/19/2008	(2)
SGD	7,831		$5,781	08/19/2008	48
SGD	8,319		$6,158	08/19/2008	68
SGD	11,696		$8,583	08/19/2008	21
SGD	14,369		$10,586	08/19/2008	67
SGD	15,275		$11,345	08/19/2008	162
SGD	34,965		$25,708	08/19/2008	111
SGD	38,148		$28,035	08/19/2008	108
SGD	183,339		$134,794	08/19/2008	577
SGD	266,846		$195,955	08/19/2008	605
SGD	443,432		$325,001	08/19/2008	378
SGD	722,754		$531,212	08/19/2008	2,105
SGD	9,544,981		$7,018,884	08/19/2008	31,288

TWD	18,918	$623	08/19/2008	6
TWD	18,962	$620	08/19/2008	2
TWD	174,062	$5,743	08/19/2008	65
TWD	185,864	$6,142	08/19/2008	80
TWD	247,186	$8,161	08/19/2008	98
TWD	319,405	$10,548	08/19/2008	130
TWD	341,280	$11,260	08/19/2008	128
TWD	814,322	$26,752	08/19/2008	191
TWD	888,434	$29,244	08/19/2008	266
TWD	3,874,681	$127,541	08/19/2008	1,161
TWD	9,392,010	$309,457	08/19/2008	3,119
TWD	17,853,469	$588,835	08/19/2008	6,512
TWD	18,486,881	$609,525	08/19/2008	6,542
TWD	170,780,015	$5,638,165	08/19/2008	67,867

		Net Unrealized Appreciation		$327,736

Currency Abbreviations :
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovakia Koruna
TRY	Turkish Lira
TWD	New Taiwan Dollar

Morgan Stanley FX Alpha Plus Strategy Portfolio

Portfolio of Investments  July 31, 2008 (unaudited)

NUMBER OF
CONTRACTS		VALUE
	Call Options Purchased (0.1%)
34	Mexican Peso $ Futures August/2008 @10.05	$45,453
16	Turkish Lira $ Futures August/2008@1.20	39,283
	Total Call Options Purchased (Cost $179,257)	84,736

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (98.5%)
	Investment Company
164,022	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $164,022,289)		164,022,289

	Total Investments (Cost $164,201,546) (b)	98.6%	164,107,025

	Total Written/Purchase Option Outstanding (Premiums $61,281)	(0.2)	(336,785)
	Other Assets in Excess of Liabilities	1.6	2,704,684

	Net Assets	100.0%	$166,474,924

(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at July 31, 2008:

NUMBER OF		EXERCISE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE
30	Put options on
	Mexican Peso $ Futures	$9.95	August 2008	$44,178	$99,008

4	Put options on
	Mexican Peso $ Futures	9.95	August 2008	10,818	9,604

16	Put options on
	Turkish Lira $ Futures	1.18	August 2008	6,285	231,172

		Total Value			$339,784

Forward Foreign Currency Contracts Open at July 31, 2008:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

	$280,924	EURO	439,826	08/12/2008	$(1,910)
CZK	358,490		$23,705	08/12/2008	371
	$389,592	ILS	112,901	08/12/2008	(1,851)
CHF	418,529		$402,424	08/12/2008	(2,793)
SKK	1,596,674		$82,315	08/12/2008	372
	$1,794,527	NZD	1,331,216	08/12/2008	(16,783)
	$2,363,879	SEK	391,266	08/12/2008	(1,081)
AUD	2,400,023		$2,279,686	08/12/2008	23,539
	$3,344,588	GBP	6,628,572	08/12/2008	(5,069)
NOK	4,999,412		$968,087	08/12/2008	(6,560)
PLN	9,469,411		$4,620,465	08/12/2008	38,322
	$11,188,989	CAD	10,918,856	08/12/2008	(6,471)
	$13,820,324	HUF	93,915	08/12/2008	(1,957)
	$18,724,148	TRY	15,536,133	08/12/2008	499,656
	$39,571,857	ZAR	5,329,471	08/12/2008	47,297
	$338,120,721	MXN	33,587,039	08/12/2008	34,334
	$2,173,773,254	JPY	20,136,107	08/12/2008	26,642
	$279	BRL	171	08/19/2008	6
	$662	BRL	410	08/19/2008	11
SGD	2,074		$1,535	08/19/2008	17
	$2,326	BRL	1,443	08/19/2008	34
SGD	7,688		$5,658	08/19/2008	29
SGD	15,523		$11,441	08/19/2008	77
	$19,106	RUB	822	08/19/2008	(7)
	$46,338	TWD	1,531	08/19/2008	20
SGD	64,078		$47,399	08/19/2008	489
	$134,006	RUB	5,719	08/19/2008	(5)
	$169,061	KRW	166	08/19/2008	1
	$170,900	TWD	5,627	08/19/2008	53
CLP	183,921		$365	08/19/2008	1
	$204,332	BRL	128,511	08/19/2008	1,269
	$298,898	RUB	12,768	08/19/2008	(23)
	$328,066	TWD	10,819	08/19/2008	118
CLP	397,964		$771	08/19/2008	(17)
	$535,809	BRL	329,384	08/19/2008	10,931
	$607,118	KRW	607	08/19/2008	(7)
	$1,070,942	BRL	677,811	08/19/2008	2,389
	$1,116,872	RUB	48,177	08/19/2008	(554)
	$1,398,244	KRW	1,346	08/19/2008	34
	$1,424,368	TWD	47,001	08/19/2008	543
CLP	1,532,887		$3,066	08/19/2008	32
SGD	2,006,737		$1,473,619	08/19/2008	4,546
SGD	2,571,039		$1,889,671	08/19/2008	7,490
SGD	2,996,363		$2,196,103	08/19/2008	2,555
	$5,060,025	KRW	5,026	08/19/2008	(30)
	$14,832,727	IDR	1,612	08/19/2008	14
	$29,145,154	KRW	28,800	08/19/2008	(23)
	$46,668,104	IDR	5,092	08/19/2008	22
CLP	56,517,941		$115,343	08/19/2008	3,480
	$63,083,836	TWD	2,078,545	08/19/2008	20,952
	$67,728,132	IDR	7,322	08/19/2008	100
PHP	69,439,531		$1,522,463	08/19/2008	(48,342)
SGD	70,036,911		$51,501,516	08/19/2008	229,577
	$77,330,984	TWD	2,549,652	08/19/2008	27,364
	$128,035,715	TWD	4,222,814	08/19/2008	46,698

PHP	133,908,320		$3,012,561	08/19/2008	(16,606)
	$140,202,947	COP	77,675	08/19/2008	150
	$388,955,030	IDR	42,347	08/19/2008	274
	$484,994,321	COP	270,041	08/19/2008	(828)
	$593,210,243	RUB	25,263,415	08/19/2008	30,902
	$645,933,504	COP	361,260	08/19/2008	(2,712)
	$915,566,258	KRW	907,130	08/19/2008	(3,154)
	$1,266,534,422	TWD	41,813,616	08/19/2008	503,311
CLP	1,428,585,191		$2,674,752	08/19/2008	(152,771)
	$5,765,848,737	KRW	5,472,262	08/19/2008	220,595
	$14,556,700,465	IDR	1,593,509	08/19/2008	1,577
	$69,688,111,885	IDR	7,599,576	08/19/2008	36,668
	$142,283,407,458	IDR	15,465,588	08/19/2008	125,462
	$292,083,502,952	IDR	31,423,723	08/19/2008	582,035
		Net Unrealized Appreciation			$2,260,802

Currency Abbreviations :
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombia
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovakia Koruna
TRY	Turkish Lira
TWD	New Taiwan Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley FX Series Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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